Financial risk management	6 Months Ended
Jun. 30, 2025
Financial risk management
Financial risk management

Note 9

Financial risk management

Financial risk factors

The Group’s activities expose it to market risk, including currency risk and interest rate risk, credit risk and liquidity risk.

The financial risk management of the Group is performed by the Management of Cadeler and overseen by the Board of Directors and Audit Committee. The fair value of the Group’s financial assets and liabilities as of 30 June 2025 does not deviate materially from the carrying amounts as of 30 June 2025.

Financial risks and how the Group manages them, are addressed in Note 23 to the consolidated financial statements in Annual Report 2024. The risks in 2025 remain similar in nature.

Quantitative and qualitative disclosures about market risk

Currency risk

The largest currency exposure of the Group relates to future instalments for the new A-class and M-class vessels in USD (USD 919 million). More details can be found in Note 24 to the consolidated financial statements in Annual Report 2024 with regard to the hedging instruments used to mitigate this currency risk. Management and the Board of Directors evaluate the potential cost and benefits of currency exposure on an ongoing basis.

Interest rate risk

The Group’s current exposure to the risk of changes in market interest rates relates primarily to the Green Corporate Facility, the P-class facility, the M-class facility, the Wind Keeper Bridge Facility and the Holdco facility. More details can be found in Note 24 to the consolidated financial statements in Annual Report 2024 with regard to the hedging instruments used to mitigate this risk.

The Green Corporate Facility and Holdco facility are based on a EURIBOR 3M interest rate plus a margin. The EURIBOR interest rate has a floor of 0bps and was 2.0% and 3.8% on 30 June 2025 and 30 June 2024, respectively.

Liquidity risk

The Group manages liquidity risk by maintaining sufficient cash and available funding through committed credit facilities to enable it to meet its operational requirements and instalments for the newbuild vessels signed. Please refer to Note 11 for a detailed disclosure of the contract obligation for the construction of the newbuild vessels.

Note 9

Financial risk management

Continued from previous page

The following table shows a detailed disclosure of the Group’s debt facilities:

As of 30 June 2025	Committed (EUR millions)
EUR Millions	Utilised	Repayments	Unutilised
Secured
Green Corporate Facility (RCF + term loan)	350	(13)	100
Green Corporate Facility - Guarantee	143	-	57
Total New Debt Facility	493	(13)	157
P-Class Facility	421	(18)	-
M-Class Facility I & II	212	(4)	208
A-Class Facility I & II	-	-	525
Wind Keeper Bridge Facility	150	-	-
Unsecured
HoldCo Facility	125	-	-
Total (excluding Guarantee facility)	1,259	(34)	833

Change in debt to credit institutions during the period:

EUR’000	30 June 2025	30 June 2024
Debt to credit institutions at 1 January	571,017	205,572
Loans repayment	(23,829)	-
New loan	661,167	130,000
New loan fees	(11,259)	(499)
New loan interest	2,173	-
Non cash interest	(884)	4,300
Total debt to credit institutions at end of period	1,198,385	339,373
Current	204,785	4,344
Non-current	993,600	335,029

Total fees paid in H1 2025 as per Consolidated Statement of Cash Flows amounts to EUR 17.1 million (H1 2024: EUR 1.7 million) of which EUR 5.8 million (H1 2024: EUR 1.2 million) have been included in Prepayments.

[1]The difference between EUR 1,259 million and the carrying amount of EUR 1,198 million is mainly related to interest and fees.

Note 9

Financial risk management

Continued from previous page

Fair value measurement

The Group measures derivatives at fair value at each balance sheet date. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the balance sheet date.

There are no significant changes in the methods used in determining the fair value of the derivative financial instruments. Please refer to Note 24 to the consolidated financial statements in the Annual Report 2024 for a detailed description of the derivative financial instruments of the Group.

As of 30 June 2025, the fair value of the derivative assets amounted to EUR 1.6 million, a decrease of EUR 17.9 million compared to EUR 18.5 million at 31 December 2024, and derivative liabilities amounted to EUR 30.9 million, an increase of EUR 14.5 million compared to EUR 16.4 million on 31 December 2024. The variation is mainly driven by a shift in market expectations towards interest rate cuts, prompted by easing inflation and signs of weaker economic data, which led to lower rates and a weaker USD.

As of June 30, 2025, derivatives measured at fair value through profit or loss amounted to a EUR 315 thousand gain (FY 2024: EUR 26 thousand gain).

The fair value hierarchy for the above derivative financial instruments is Level 2.

The table below shows the fair value of derivatives:

EUR’000	30 June 2025	31 December 2024

Derivative assets measured at fair value
Interest from IRS recycled through OCI	-	228
Interest rate swap	919	1,287
FX forward contracts	-	6,849
FX Option collars	-	4,764
Time value of FX Option collars through OCI	721	5,340
Total derivative assets	1,640	18,468

Derivative liabilities measured at fair value
Interest recycled through OCI	336	-
Interest rate swap	16,978	16,231
FX forward contracts	3,410	-
FX Option collars	9,360	-
Time value of FX Option collars through OCI	1,125	209
Derivatives ineffective hedges	(315)	(26)
Total derivative liabilities	30,894	16,414